Expense Example, No Redemption - BlackRock U.S. Mortgage Portfolio - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	492
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	$ 1,691